Fair Value Measurements (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024
Fair Value Measurements [Line Items]
Price per share	$ 0.01	$ 0.01
Warrant to purchase	2,745,879
Warrant outstanding	27,637,266	27,637,266
Description warrant expires	The warrant, which expires on July 18, 2030, provides Carlyle with the right to purchase shares of Complete Solaria Common Stock based on (a) the greater of (i) 1,995,879 shares and (ii) the number of shares equal to 2.795% of Complete Solaria’s issued and outstanding shares of common stock, on a fully-diluted basis; plus (b) on and after the date that is ten (10) days after the date of the amended and restated warrant agreement, an additional 350,000 shares; plus (c) on and after the date that is thirty (30) days after the date of the amended and restated warrant agreement, if the original investment amount has not been repaid, an additional 150,000 shares; plus (d) on and after the date that is ninety (90) days after the date of the amended and restated warrant agreement, if the original investment amount has not been repaid, an additional 250,000 shares, in each case, of Complete Solaria Common Stock at a price of $0.01 per share
Warrant [Member]
Fair Value Measurements [Line Items]
Warrant outstanding	1,995,879